Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr March | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.10%
Innovator Equity Defined Protection ETF® - 1 Yr March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $631.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Innovator Equity Defined Protection ETF® - 1 Yr March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Innovator Equity Defined Protection ETF® - 1 Yr March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Equity Defined Protection ETF® - 1 Yr March | Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $673.51 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.90%)